Derivative financial instruments (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Options Embedded In Convertible Bonds	€ 16	€ 46
Financial derivatives set off against financial derivatives subject to offsetting, enforceable master netting arrangements or similar agreements	1,279	1,281
Eni Trading & Shipping SPA [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Financial derivatives set off against financial derivatives subject to offsetting, enforceable master netting arrangements or similar agreements	1,144	1,145
Eni Trading & Shipping Inc [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Financial derivatives set off against financial derivatives subject to offsetting, enforceable master netting arrangements or similar agreements	€ 135	€ 136